NATIONWIDE VA

SEPARATE

ACCOUNT-B

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Assets:
Investments at fair value:
American Century VP - Balanced Fund - Class I (ACVB)
177,791 shares (cost $1,198,823)	$938,738
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
49,046 shares (cost $646,428)	389,423
American Century VP - Income & Growth Fund - Class I (ACVIG)
117,826 shares (cost $869,202)	567,922
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
164,976 shares (cost $1,708,458)	1,633,262
American Century VP - International Fund - Class I (ACVI)
109,843 shares (cost $749,531)	652,469
American Century VP - International Fund - Class III (ACVI3)
50,332 shares (cost $469,003)	298,972
American Century VP - Ultra(R) Fund - Class I (ACVU1)
5,691 shares (cost $55,952)	34,489
American Century VP - Value Fund - Class I (ACVV)
400,726 shares (cost $3,052,579)	1,875,399
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
7,217 shares (cost $73,417)	53,114
Credit Suisse Trust - International Focus Portfolio (WIEP)
45,704 shares (cost $400,042)	419,103
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
62,437 shares (cost $738,650)	631,242
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
92,903 shares (cost $1,501,211)	962,476
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
241,476 shares (cost $7,436,877)	5,549,110
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
39,975 shares (cost $1,245,434)	1,154,470
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
23,848 shares (cost $442,811)	316,464
Federated IS - Quality Bond Fund II - Primary Class (FQB)
47,808 shares (cost $494,727)	478,082
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
513,028 shares (cost $12,633,997)	6,761,714

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
99,741 shares (cost $3,433,669)	$2,346,909
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
742,805 shares (cost $3,790,023)	2,941,509
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
47,370 shares (cost $744,727)	576,492
Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)
94,283 shares (cost $1,888,610)	1,144,592
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
221,355 shares (cost $3,052,236)	2,282,170
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
541,328 shares (cost $15,474,970)	8,331,032
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
426,758 shares (cost $5,171,552)	5,014,403
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
42,142 shares (cost $560,635)	420,996
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
28,200 shares (cost $299,288)	138,745
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
7,893 shares (cost $285,128)	179,321
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
3,030 shares (cost $11,011)	8,788
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
5,745 shares (cost $21,810)	17,006
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
523 shares (cost $14,302)	13,605
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
8,367 shares (cost $437,591)	218,806
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
6,669 shares (cost $198,089)	126,170
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
146,091 shares (cost $1,864,231)	1,564,634
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
124,301 shares (cost $2,180,935)	873,834
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
30,646 shares (cost $380,398)	239,342
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
245,881 shares (cost $3,190,583)	1,539,213
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
2,812 shares (cost $43,689)	23,226

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
11,511 shares (cost $99,036)	$65,960
Nationwide VIT - Government Bond Fund - Class I (GBF)
310,224 shares (cost $3,571,351)	3,725,796
Nationwide VIT - Growth Fund - Class I (CAF)
36,380 shares (cost $372,475)	322,325
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
16,845 shares (cost $178,340)	136,447
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
30,106 shares (cost $349,110)	207,433
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
44,118 shares (cost $456,133)	408,972
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
90,068 shares (cost $1,069,650)	761,974
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
80,425 shares (cost $941,690)	640,186
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
50,818 shares (cost $540,884)	449,740
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
4,537 shares (cost $141,085)	79,537
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
238,588 shares (cost $4,384,765)	2,684,114
Nationwide VIT - Money Market Fund - Class I (SAM)
6,941,122 shares (cost $6,941,122)	6,941,122
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
41,716 shares (cost $649,934)	321,210
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,663 shares (cost $23,302)	16,045
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
153,688 shares (cost $1,642,587)	1,017,412
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
166,704 shares (cost $3,391,789)	1,793,732
Nationwide VIT - Nationwide Fund - Class I (TRF)
132,636 shares (cost $1,198,540)	864,788
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
105,120 shares (cost $1,305,854)	681,178
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2,531 shares (cost $5,890)	5,696
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
5,995 shares (cost $64,755)	36,027

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Van Kampen Comstock Value Fund - Class II (EIF2)
50,366 shares (cost $604,874)	$350,544
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
146,340 shares (cost $1,083,054)	1,071,205
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
42,781 shares (cost $569,339)	465,035
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
15,840 shares (cost $253,796)	197,207
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
157,707 shares (cost $2,891,318)	1,121,298
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
5,045 shares (cost $74,822)	47,373
Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
92,859 shares (cost $1,447,145)	784,660
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
19,908 shares (cost $726,103)	511,051
Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
277,279 shares (cost $3,040,662)	1,788,450
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
56,388 shares (cost $1,871,586)	1,146,926
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
85,861 shares (cost $1,847,727)	1,735,251
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
8,415 shares (cost $192,348)	122,515
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
3,366 shares (cost $166,105)	92,689
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
11,286 shares (cost $278,388)	224,135
Van Eck Worldwide Insurance Trust - Bond Fund - Class R1 (VWBFR)
27,690 shares (cost $326,572)	318,984
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
15,560 shares (cost $185,441)	179,248
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
23,969 shares (cost $399,534)	140,698
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
11,572 shares (cost $177,697)	68,043
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
31,437 shares (cost $1,045,894)	589,128
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
19,327 shares (cost $441,525)	362,389

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
7,110 shares (cost $57,407)	$46,005
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
196,434 shares (cost $3,513,920)	1,612,724
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
25,065 shares (cost $387,815)	280,474
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
147,613 shares (cost $2,762,462)	1,499,744

Total Investments	86,632,712

Total Assets	86,632,712

Accounts Payable	228

$86,632,484

Contract Owners’ Equity:
Accumulation units	86,623,249
Contracts in payout (annuitization) period	9,235

Total Contract Owners’ Equity (note 5)	$86,632,484

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	ACVB	ACVCA	ACVIG	ACVIP2	ACVI	ACVI3	ACVU1

Reinvested dividends	$2,630,053	31,886	-	15,372	101,093	8,991	4,023	-
Mortality and expense risk charges (note 2)	(1,853,841)	(17,586)	(9,538)	(11,152)	(30,360)	(15,592)	(6,917)	(816)

Net investment income (loss)	776,212	14,300	(9,538)	4,220	70,733	(6,601)	(2,894)	(816)

Proceeds from mutual fund shares sold	67,163,604	358,591	289,344	82,492	1,146,525	176,829	130,844	88,366
Cost of mutual fund shares sold	(69,349,471)	(375,066)	(172,166)	(100,807)	(1,190,714)	(138,517)	(124,069)	(104,727)

Realized gain (loss) on investments	(2,185,867)	(16,475)	117,178	(18,315)	(44,189)	38,312	6,775	(16,361)
Change in unrealized gain (loss) on investments	(56,560,381)	(369,366)	(529,366)	(398,846)	(121,735)	(742,701)	(318,698)	(21,464)

Net gain (loss) on investments	(58,746,248)	(385,841)	(412,188)	(417,161)	(165,924)	(704,389)	(311,923)	(37,825)

Reinvested capital gains	7,678,752	92,392	51,897	92,091	-	105,611	47,256	8,967

Net increase (decrease) in contract owners’ equity resulting from operations	$(50,291,284)	(279,149)	(369,829)	(320,850)	(95,191)	(605,379)	(267,561)	(29,674)

Investment Activity:	ACVV	WVCP	WIEP	WSCP	DVSCS	DSIF	DCAP	DGI

Reinvested dividends	$80,150	1,488	10,664	713	6,326	174,844	15,725	3,156
Mortality and expense risk charges (note 2)	(41,702)	(1,211)	(8,969)	(12,958)	(14,332)	(127,533)	(12,097)	(7,215)

Net investment income (loss)	38,448	277	1,695	(12,245)	(8,006)	47,311	3,628	(4,059)

Proceeds from mutual fund shares sold	1,588,867	7,874	78,033	136,891	214,158	3,531,250	244,593	123,573
Cost of mutual fund shares sold	(2,091,183)	(8,822)	(51,426)	(99,368)	(274,799)	(2,572,852)	(238,747)	(106,594)

Realized gain (loss) on investments	(502,316)	(948)	26,607	37,523	(60,641)	958,398	5,846	16,979
Change in unrealized gain (loss) on investments	(820,888)	(48,395)	(346,425)	(388,737)	(489,053)	(4,788,589)	(294,981)	(323,682)

Net gain (loss) on investments	(1,323,204)	(49,343)	(319,818)	(351,214)	(549,694)	(3,830,191)	(289,135)	(306,703)

Reinvested capital gains	425,516	-	-	-	109,477	-	58,577	67,482

Net increase (decrease) in contract owners’ equity resulting from operations	$(859,240)	(49,066)	(318,123)	(363,459)	(448,223)	(3,782,880)	(226,930)	(243,280)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FQB	FEIP	FGP	FHIP	FOP	FOPR	FAMP	FCP

Reinvested dividends	$32,517	250,524	30,531	232,441	22,481	45,727	79,079	121,943
Mortality and expense risk charges (note 2)	(11,592)	(165,934)	(56,923)	(57,789)	(13,543)	(33,902)	(45,621)	(199,685)

Net investment income (loss)	20,925	84,590	(26,392)	174,652	8,938	11,825	33,458	(77,742)

Proceeds from mutual fund shares sold	1,012,533	2,753,594	1,079,905	3,326,683	182,290	1,284,792	440,680	5,086,531
Cost of mutual fund shares sold	(1,114,675)	(2,937,963)	(802,927)	(3,970,910)	(138,603)	(1,465,737)	(466,425)	(5,066,270)

Realized gain (loss) on investments	(102,142)	(184,369)	276,978	(644,227)	43,687	(180,945)	(25,745)	20,261
Change in unrealized gain (loss) on investments	(29,189)	(6,001,629)	(2,589,986)	(544,292)	(677,847)	(1,332,638)	(1,340,733)	(7,534,631)

Net gain (loss) on investments	(131,331)	(6,185,998)	(2,313,008)	(1,188,519)	(634,160)	(1,513,583)	(1,366,478)	(7,514,370)

Reinvested capital gains	-	12,204	-	-	118,483	311,822	326,839	428,898

Net increase (decrease) in contract owners’ equity resulting from operations	$(110,406)	(6,089,204)	(2,339,400)	(1,013,867)	(506,739)	(1,189,936)	(1,006,181)	(7,163,214)

Investment Activity:	FIGBS	FGOP	FVSS	JACAS	JAGTS	JAGTS2	JAIGS	JAIGS2

Reinvested dividends	$74,727	3,067	1,561	34	16	12	699	17,387
Mortality and expense risk charges (note 2)	(55,055)	(10,788)	(7,120)	(4,280)	(248)	(442)	(381)	(8,571)

Net investment income (loss)	19,672	(7,721)	(5,559)	(4,246)	(232)	(430)	318	8,816

Proceeds from mutual fund shares sold	1,118,064	83,824	598,758	299,001	6,708	92,603	20,401	553,011
Cost of mutual fund shares sold	(1,173,198)	(61,009)	(889,720)	(273,357)	(6,592)	(109,642)	(8,262)	(565,429)

Realized gain (loss) on investments	(55,134)	22,815	(290,962)	25,644	116	(17,039)	12,139	(12,418)
Change in unrealized gain (loss) on investments	(194,259)	(558,065)	(72,430)	(182,382)	(8,568)	(3,876)	(34,480)	(437,546)

Net gain (loss) on investments	(249,393)	(535,250)	(363,392)	(156,738)	(8,452)	(20,915)	(22,341)	(449,964)

Reinvested capital gains	1,477	-	150,332	-	-	-	3,749	93,246

Net increase (decrease) in contract owners’ equity resulting from operations	$(228,244)	(542,971)	(218,619)	(160,984)	(8,684)	(21,345)	(18,274)	(347,902)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	JPMCVP	AMTB	GEM3	GVGU	GIG3	GEF3	GVGFS	GBF

Reinvested dividends	$1,797	87,264	19,425	10,662	32,202	266	1,612	168,927
Mortality and expense risk charges (note 2)	(2,405)	(41,862)	(18,335)	(5,140)	(34,926)	(566)	(1,076)	(62,918)

Net investment income (loss)	(608)	45,402	1,090	5,522	(2,724)	(300)	536	106,009

Proceeds from mutual fund shares sold	14,225	2,860,789	741,886	201,583	456,474	66,501	48,267	2,407,530
Cost of mutual fund shares sold	(13,635)	(2,959,049)	(789,664)	(220,515)	(557,114)	(73,840)	(79,994)	(2,338,328)

Realized gain (loss) on investments	590	(98,260)	(47,778)	(18,932)	(100,640)	(7,339)	(31,727)	69,202
Change in unrealized gain (loss) on investments	(78,569)	(341,343)	(1,582,345)	(139,731)	(1,627,268)	(25,250)	(19,704)	41,100

Net gain (loss) on investments	(77,979)	(439,603)	(1,630,123)	(158,663)	(1,727,908)	(32,589)	(51,431)	110,302

Reinvested capital gains	12,184	-	356,108	4,310	351,406	7,355	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(66,403)	(394,201)	(1,272,925)	(148,831)	(1,379,226)	(25,534)	(50,895)	216,311

Investment Activity:	CAF	GVGHS	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	SGRF

Reinvested dividends	$1,318	511	4,988	14,793	29,401	19,265	15,287	-
Mortality and expense risk charges (note 2)	(7,130)	(2,585)	(2,975)	(6,343)	(15,623)	(10,989)	(6,967)	(2,458)

Net investment income (loss)	(5,812)	(2,074)	2,013	8,450	13,778	8,276	8,320	(2,458)

Proceeds from mutual fund shares sold	159,532	109,588	7,374	60,452	392,510	102,773	162,866	158,284
Cost of mutual fund shares sold	(103,091)	(122,481)	(7,483)	(61,728)	(401,773)	(97,022)	(163,647)	(194,661)

Realized gain (loss) on investments	56,441	(12,893)	(109)	(1,276)	(9,263)	5,751	(781)	(36,377)
Change in unrealized gain (loss) on investments	(287,437)	(58,801)	(163,692)	(47,024)	(391,104)	(393,858)	(104,790)	(58,574)

Net gain (loss) on investments	(230,996)	(71,694)	(163,801)	(48,300)	(400,367)	(388,107)	(105,571)	(94,951)

Reinvested capital gains	-	13,993	48,677	7,513	90,245	86,431	20,864	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(236,808)	(59,775)	(113,111)	(32,337)	(296,344)	(293,400)	(76,387)	(97,409)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	MCIF	SAM	GVDIV3	SCGF	SCVF	SCF	TRF	GVUSL

Reinvested dividends	$54,054	165,893	17,129	-	15,280	21,709	20,490	9,742
Mortality and expense risk charges (note 2)	(64,488)	(115,554)	(13,493)	(585)	(19,979)	(39,055)	(21,773)	(10,890)

Net investment income (loss)	(10,434)	50,339	3,636	(585)	(4,699)	(17,346)	(1,283)	(1,148)

Proceeds from mutual fund shares sold	2,211,110	17,104,751	547,703	62,579	696,971	895,954	366,238	255,871
Cost of mutual fund shares sold	(2,367,094)	(17,104,751)	(875,906)	(76,031)	(988,116)	(1,242,127)	(349,433)	(335,487)

Realized gain (loss) on investments	(155,984)	-	(328,203)	(13,452)	(291,145)	(346,173)	16,805	(79,616)
Change in unrealized gain (loss) on investments	(1,714,291)	-	(342,094)	(12,045)	(207,269)	(1,400,223)	(1,026,368)	(593,563)

Net gain (loss) on investments	(1,870,275)	-	(670,297)	(25,497)	(498,414)	(1,746,396)	(1,009,563)	(673,179)

Reinvested capital gains	247,122	-	124,397	-	-	535,565	241,928	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,633,587)	50,339	(542,264)	(26,082)	(503,113)	(1,228,177)	(768,918)	(674,327)

Investment Activity:	GGTC3	GVUGL	EIF2	MSBF	AMTG	AMGP	AMTP	AMSRS

Reinvested dividends	$-	-	10,307	53,882	-	1,766	10,716	1,490
Mortality and expense risk charges (note 2)	(168)	(755)	(9,176)	(15,262)	(11,320)	(4,554)	(33,135)	(999)

Net investment income (loss)	(168)	(755)	1,131	38,620	(11,320)	(2,788)	(22,419)	491

Proceeds from mutual fund shares sold	20,237	21,737	289,190	3,517,886	267,470	47,081	675,369	21,612
Cost of mutual fund shares sold	(28,858)	(25,601)	(370,054)	(3,760,056)	(155,529)	(48,068)	(919,017)	(19,622)

Realized gain (loss) on investments	(8,621)	(3,864)	(80,864)	(242,170)	111,941	(987)	(243,648)	1,990
Change in unrealized gain (loss) on investments	(118)	(29,913)	(205,556)	(4,250)	(506,866)	(149,207)	(1,500,900)	(41,678)

Net gain (loss) on investments	(8,739)	(33,777)	(286,420)	(246,420)	(394,925)	(150,194)	(1,744,548)	(39,688)

Reinvested capital gains	891	10,768	7,495	20,376	-	12,100	338,126	5,093

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,016)	(23,764)	(277,794)	(187,424)	(406,245)	(140,882)	(1,428,841)	(34,104)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	OVMS	OVGR	OVB	OVGS3	OVGS	OVGI	OVAG	DSRG

Reinvested dividends	$43,711	1,411	130,689	30,514	43,304	3,643	-	2,365
Mortality and expense risk charges (note 2)	(21,091)	(12,977)	(41,709)	(27,017)	(39,806)	(3,098)	(2,231)	(4,551)

Net investment income (loss)	22,620	(11,566)	88,980	3,497	3,498	545	(2,231)	(2,186)

Proceeds from mutual fund shares sold	421,221	295,017	424,728	560,643	765,299	110,294	15,175	80,180
Cost of mutual fund shares sold	(472,240)	(241,405)	(497,750)	(640,235)	(474,708)	(101,179)	(18,187)	(71,184)

Realized gain (loss) on investments	(51,019)	53,612	(73,022)	(79,592)	290,591	9,115	(3,012)	8,996
Change in unrealized gain (loss) on investments	(801,109)	(534,288)	(1,252,860)	(962,842)	(1,866,629)	(119,951)	(88,932)	(137,766)

Net gain (loss) on investments	(852,128)	(480,676)	(1,325,882)	(1,042,434)	(1,576,038)	(110,836)	(91,944)	(128,770)

Reinvested capital gains	105,426	-	-	134,336	190,274	15,828	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(724,082)	(492,242)	(1,236,902)	(904,601)	(1,382,266)	(94,463)	(94,175)	(130,956)

Investment Activity:	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	MSEM	MSVRE

Reinvested dividends	$52,096	16,092	-	-	4,420	2,581	5,044	92,084
Mortality and expense risk charges (note 2)	(8,542)	(2,702)	(4,640)	(3,049)	(17,069)	(10,941)	(977)	(39,488)

Net investment income (loss)	43,554	13,390	(4,640)	(3,049)	(12,649)	(8,360)	4,067	52,596

Proceeds from mutual fund shares sold	472,053	17,241	139,735	424,952	766,991	263,263	21,439	619,274
Cost of mutual fund shares sold	(486,640)	(18,247)	(233,776)	(360,475)	(732,302)	(135,384)	(23,538)	(669,023)

Realized gain (loss) on investments	(14,587)	(1,006)	(94,041)	64,477	34,689	127,879	(2,099)	(49,749)
Change in unrealized gain (loss) on investments	(37,789)	(8,200)	(334,075)	(409,642)	(771,496)	(632,592)	(15,444)	(2,099,867)

Net gain (loss) on investments	(52,376)	(9,206)	(428,116)	(345,165)	(736,807)	(504,713)	(17,543)	(2,149,616)

Reinvested capital gains	-	-	154,071	149,224	198,024	141,319	2,911	1,009,922

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,822)	4,184	(278,685)	(198,990)	(551,432)	(371,754)	(10,565)	(1,087,098)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	SVDF	SVOF

Reinvested dividends	$-	44,746
Mortality and expense risk charges (note 2)	(6,298)	(34,319)

Net investment income (loss)	(6,298)	10,427

Proceeds from mutual fund shares sold	153,448	522,650
Cost of mutual fund shares sold	(117,731)	(505,116)

Realized gain (loss) on investments	35,717	17,534
Change in unrealized gain (loss) on investments	(260,579)	(1,668,112)

Net gain (loss) on investments	(224,862)	(1,650,578)

Reinvested capital gains	-	528,154

Net increase (decrease) in contract owners’ equity resulting from operations	$(231,160)	(1,111,997)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		ACVB		ACVCA		ACVIG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$776,212	911,051	14,300	11,819	(9,538)	(8,275)	4,220	6,134
Realized gain (loss) on investments	(2,185,867)	11,189,766	(16,475)	90,624	117,178	84,643	(18,315)	64,589
Change in unrealized gain (loss) on investments	(56,560,381)	(12,346,136)	(369,366)	(129,771)	(529,366)	124,499	(398,846)	(67,969)
Reinvested capital gains	7,678,752	11,368,968	92,392	87,160	51,897	-	92,091	-

Net increase (decrease) in contract owners’ equity resulting from operations	(50,291,284)	11,123,649	(279,149)	59,832	(369,829)	200,867	(320,850)	2,754

Equity transactions:
Purchase payments received from contract owners (note 3)	2,474,966	1,778,857	19,462	2,092	932	135	36,142	3,932
Transfers between funds	-	-	(6,939)	(18,251)	204,914	165,527	2,815	(156,666)
Redemptions (note 3)	(30,222,358)	(28,524,965)	(235,129)	(378,234)	(175,101)	(116,941)	(80,000)	(165,221)
Annuity benefits	(918)	(1,035)	-	-	-	-	-	-
Adjustments to maintain reserves	222	(618)	16	(22)	(18)	1	(1)	(9)

Net equity transactions	(27,748,088)	(26,747,761)	(222,590)	(394,415)	30,727	48,722	(41,044)	(317,964)

Net change in contract owners’ equity	(78,039,372)	(15,624,112)	(501,739)	(334,583)	(339,102)	249,589	(361,894)	(315,210)
Contract owners’ equity beginning of period	164,671,856	180,295,968	1,440,491	1,775,074	728,510	478,921	929,806	1,245,016

Contract owners’ equity end of period	$86,632,484	164,671,856	938,752	1,440,491	389,408	728,510	567,912	929,806

CHANGES IN UNITS:
Beginning units	8,402,112	9,631,242	78,435	99,945	35,078	33,133	70,296	92,692
Units purchased	3,119,546	4,015,927	7,680	2,519	17,391	13,110	5,830	3,351
Units redeemed	(4,671,336)	(5,245,057)	(21,010)	(24,029)	(17,114)	(11,165)	(9,521)	(25,747)

Ending units	6,850,322	8,402,112	65,105	78,435	35,355	35,078	66,605	70,296

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVIP2		ACVI		ACVI3		ACVU1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$70,733	58,171	(6,601)	(11,080)	(2,894)	(4,396)	(816)	(183)
Realized gain (loss) on investments	(44,189)	(21,882)	38,312	186,058	6,775	104,476	(16,361)	559
Change in unrealized gain (loss) on investments	(121,735)	102,957	(742,701)	55,738	(318,698)	(10,002)	(21,464)	(103)
Reinvested capital gains	-	-	105,611	-	47,256	-	8,967	-

Net increase (decrease) in contract owners’ equity resulting from operations	(95,191)	139,246	(605,379)	230,716	(267,561)	90,078	(29,674)	273

Equity transactions:
Purchase payments received from contract owners (note 3)	42,184	-	-	-	10,447	5,906	-	(20)
Transfers between funds	416,617	19,765	(86,734)	(90,294)	82,504	(36,808)	(37,514)	100,588
Redemptions (note 3)	(641,774)	(184,652)	(74,507)	(332,324)	(64,251)	(168,492)	(428)	(637)
Annuity benefits	(148)	(144)	-	-	-	-	-	-
Adjustments to maintain reserves	161	(114)	(28)	5	(33)	(17)	1	1

Net equity transactions	(182,960)	(165,145)	(161,269)	(422,613)	28,667	(199,411)	(37,941)	99,932

Net change in contract owners’ equity	(278,151)	(25,899)	(766,648)	(191,897)	(238,894)	(109,333)	(67,615)	100,205
Contract owners’ equity beginning of period	1,911,320	1,937,219	1,419,107	1,611,004	537,849	647,182	102,103	1,898

Contract owners’ equity end of period	$1,633,169	1,911,320	652,459	1,419,107	298,955	537,849	34,488	102,103

CHANGES IN UNITS:
Beginning units	165,645	181,152	57,669	76,162	30,099	42,134	8,347	185
Units purchased	104,574	35,061	-	-	11,166	5,145	4,704	8,813
Units redeemed	(124,290)	(50,568)	(8,907)	(18,493)	(10,497)	(17,180)	(8,162)	(651)

Ending units	145,929	165,645	48,762	57,669	30,768	30,099	4,889	8,347

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVV		WVCP		WIEP		WSCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$38,448	25,952	277	(1,743)	1,695	(3,629)	(12,245)	(18,409)
Realized gain (loss) on investments	(502,316)	331,736	(948)	449	26,607	80,056	37,523	121,614
Change in unrealized gain (loss) on investments	(820,888)	(1,144,032)	(48,395)	(4,785)	(346,425)	44,498	(388,737)	(122,736)
Reinvested capital gains	425,516	686,625	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(859,240)	(99,719)	(49,066)	(6,079)	(318,123)	120,925	(363,459)	(19,531)

Equity transactions:
Purchase payments received from contract owners (note 3)	27,541	51,926	-	-	-	-	490	10,959
Transfers between funds	(841,453)	(3,492,754)	-	-	(32,038)	(486)	(17,627)	(39,143)
Redemptions (note 3)	(638,757)	(845,356)	(6,663)	(2,646)	(37,025)	(167,221)	(79,695)	(223,064)
Annuity benefits	(34)	(44)	-	-	-	-	-	-
Adjustments to maintain reserves	(11)	(35)	11	(37)	-	5	(1)	(1)

Net equity transactions	(1,452,714)	(4,286,263)	(6,652)	(2,683)	(69,063)	(167,702)	(96,833)	(251,249)

Net change in contract owners’ equity	(2,311,954)	(4,385,982)	(55,718)	(8,762)	(387,186)	(46,777)	(460,292)	(270,780)
Contract owners’ equity beginning of period	4,187,337	8,573,319	108,828	117,590	806,286	853,063	1,091,535	1,362,315

Contract owners’ equity end of period	$1,875,383	4,187,337	53,110	108,828	419,100	806,286	631,243	1,091,535

CHANGES IN UNITS:
Beginning units	182,233	348,798	7,603	7,775	50,101	60,904	79,114	96,489
Units purchased	6,802	10,136	-	-	-	-	2,565	1,156
Units redeemed	(75,937)	(176,701)	(532)	(172)	(5,285)	(10,803)	(10,692)	(18,531)

Ending units	113,098	182,233	7,071	7,603	44,816	50,101	70,987	79,114

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DVSCS		DSIF		DCAP		DGI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(8,006)	(11,355)	47,311	27,261	3,628	1,358	(4,059)	(5,287)
Realized gain (loss) on investments	(60,641)	22,055	958,398	1,019,816	5,846	57,134	16,979	65,338
Change in unrealized gain (loss) on investments	(489,053)	(79,265)	(4,788,589)	(679,295)	(294,981)	1,173	(323,682)	(46,609)
Reinvested capital gains	109,477	39,618	-	-	58,577	-	67,482	35,998

Net increase (decrease) in contract owners’ equity resulting from operations	(448,223)	(28,947)	(3,782,880)	367,782	(226,930)	59,665	(243,280)	49,440

Equity transactions:
Purchase payments received from contract owners (note 3)	1,306	30,007	94,604	164,021	47,090	3,572	14,940	-
Transfers between funds	545,587	69,484	(1,458,617)	977,039	596,277	(7,845)	6,852	(49,807)
Redemptions (note 3)	(33,557)	(155,883)	(1,445,541)	(1,606,478)	(248,232)	(211,191)	(124,031)	(137,773)
Annuity benefits	-	-	(73)	(86)	-	-	-	-
Adjustments to maintain reserves	(13)	(32)	(27)	(118)	11	(12)	(12)	22

Net equity transactions	513,323	(56,424)	(2,809,654)	(465,622)	395,146	(215,476)	(102,251)	(187,558)

Net change in contract owners’ equity	65,100	(85,371)	(6,592,534)	(97,840)	168,216	(155,811)	(345,531)	(138,118)
Contract owners’ equity beginning of period	897,370	982,741	12,141,632	12,239,472	986,247	1,142,058	661,993	800,111

Contract owners’ equity end of period	$962,470	897,370	5,549,098	12,141,632	1,154,463	986,247	316,462	661,993

CHANGES IN UNITS:
Beginning units	62,052	66,526	532,637	556,906	62,065	75,874	43,397	56,052
Units purchased	50,915	24,241	50,253	84,520	64,044	3,158	2,444	277
Units redeemed	(15,213)	(28,715)	(189,922)	(108,789)	(21,464)	(16,967)	(10,513)	(12,932)

Ending units	97,754	62,052	392,968	532,637	104,645	62,065	35,328	43,397

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FQB		FEIP		FGP		FHIP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$20,925	18,433	84,590	58,211	(26,392)	(35,179)	174,652	246,953
Realized gain (loss) on investments	(102,142)	(771)	(184,369)	1,257,688	276,978	854,800	(644,227)	93,539
Change in unrealized gain (loss) on investments	(29,189)	4,781	(6,001,629)	(2,620,584)	(2,589,986)	448,264	(544,292)	(146,862)
Reinvested capital gains	-	-	12,204	1,258,647	-	4,623	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,406)	22,443	(6,089,204)	(46,038)	(2,339,400)	1,272,508	(1,013,867)	193,630

Equity transactions:
Purchase payments received from contract owners (note 3)	(303)	2,558	112,703	111,275	72,278	8,131	56,458	10,928
Transfers between funds	137,976	60,427	(943,274)	1,438,621	(304,531)	(19,200)	413,178	(5,808,794)
Redemptions (note 3)	(170,524)	(48,870)	(1,282,564)	(2,233,848)	(664,184)	(958,681)	(825,711)	(878,975)
Annuity benefits	-	-	(89)	(114)	-	-	-	-
Adjustments to maintain reserves	103	10	18	(61)	(2)	(36)	3	(6)

Net equity transactions	(32,748)	14,125	(2,113,206)	(684,127)	(896,439)	(969,786)	(356,072)	(6,676,847)

Net change in contract owners’ equity	(143,154)	36,568	(8,202,410)	(730,165)	(3,235,839)	302,722	(1,369,939)	(6,483,217)
Contract owners’ equity beginning of period	621,231	584,663	14,964,145	15,694,310	5,582,738	5,280,016	4,311,441	10,794,658

Contract owners’ equity end of period	$478,077	621,231	6,761,735	14,964,145	2,346,899	5,582,738	2,941,502	4,311,441

CHANGES IN UNITS:
Beginning units	51,912	50,736	656,093	688,451	247,973	293,427	326,965	829,172
Units purchased	85,893	11,934	35,513	110,159	13,755	64,430	262,230	473,024
Units redeemed	(94,081)	(10,758)	(167,014)	(142,517)	(61,507)	(109,884)	(287,445)	(975,231)

Ending units	43,724	51,912	524,592	656,093	200,221	247,973	301,750	326,965

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FOP		FOPR		FAMP		FCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8,938	23,896	11,825	46,225	33,458	168,765	(77,742)	(117,695)
Realized gain (loss) on investments	43,687	111,862	(180,945)	209,999	(25,745)	29,474	20,261	1,945,539
Change in unrealized gain (loss) on investments	(677,847)	(34,468)	(1,332,638)	(40,828)	(1,340,733)	190,694	(7,534,631)	(3,632,371)
Reinvested capital gains	118,483	90,224	311,822	156,202	326,839	106,851	428,898	4,787,364

Net increase (decrease) in contract owners’ equity resulting from operations	(506,739)	191,514	(1,189,936)	371,598	(1,006,181)	495,784	(7,163,214)	2,982,837

Equity transactions:
Purchase payments received from contract owners (note 3)	-	13	39,411	5,095	17,525	5,019	95,228	170,026
Transfers between funds	(49,792)	(80,648)	74,114	371,293	4,913	(148,747)	(823,736)	(180,750)
Redemptions (note 3)	(118,955)	(169,981)	(486,953)	(327,605)	(341,653)	(577,442)	(3,591,567)	(3,332,826)
Annuity benefits	-	-	(68)	(81)	-	-	(106)	(122)
Adjustments to maintain reserves	13	(54)	(3)	(16)	14	(16)	(12)	30

Net equity transactions	(168,734)	(250,670)	(373,499)	48,686	(319,201)	(721,186)	(4,320,193)	(3,343,642)

Net change in contract owners’ equity	(675,473)	(59,156)	(1,563,435)	420,284	(1,325,382)	(225,402)	(11,483,407)	(360,805)
Contract owners’ equity beginning of period	1,251,954	1,311,110	2,708,032	2,287,748	3,607,545	3,832,947	19,814,458	20,175,263

Contract owners’ equity end of period	$576,481	1,251,954	1,144,597	2,708,032	2,282,163	3,607,545	8,331,051	19,814,458

CHANGES IN UNITS:
Beginning units	54,969	66,548	140,299	137,063	184,558	223,190	580,134	684,496
Units purchased	-	-	66,124	32,180	5,892	809	40,620	31,183
Units redeemed	(9,263)	(11,579)	(99,334)	(28,944)	(24,246)	(39,441)	(190,197)	(135,545)

Ending units	45,706	54,969	107,089	140,299	166,204	184,558	430,557	580,134

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FIGBS		FGOP		FVSS		JACAS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$19,672	1,114	(7,721)	(14,720)	(5,559)	(11,426)	(4,246)	(2,729)
Realized gain (loss) on investments	(55,134)	16,143	22,815	154,540	(290,962)	12,028	25,644	14,535
Change in unrealized gain (loss) on investments	(194,259)	18,370	(558,065)	52,253	(72,430)	(103,907)	(182,382)	52,347
Reinvested capital gains	1,477	-	-	-	150,332	49,686	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(228,244)	35,627	(542,971)	192,073	(218,619)	(53,619)	(160,984)	64,153

Equity transactions:
Purchase payments received from contract owners (note 3)	51,447	209,046	10,707	-	48	31,661	88	-
Transfers between funds	4,248,659	1,589,838	11,695	(78,811)	(548,408)	632,606	233,316	70,321
Redemptions (note 3)	(929,487)	(349,540)	(55,677)	(263,783)	(28,036)	(117,689)	(184,029)	(42,984)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	9	(8)	9	(3)	(21)	19	11	(8)

Net equity transactions	3,370,628	1,449,336	(33,266)	(342,597)	(576,417)	546,597	49,386	27,329

Net change in contract owners’ equity	3,142,384	1,484,963	(576,237)	(150,524)	(795,036)	492,978	(111,598)	91,482
Contract owners’ equity beginning of period	1,872,013	387,050	997,233	1,147,757	933,778	440,800	290,917	199,435

Contract owners’ equity end of period	$5,014,397	1,872,013	420,996	997,233	138,742	933,778	179,319	290,917

CHANGES IN UNITS:
Beginning units	169,459	35,980	74,433	103,990	59,681	29,317	26,221	24,203
Units purchased	431,236	188,866	5,293	4,621	1,454	95,630	37,648	7,531
Units redeemed	(124,160)	(55,387)	(8,839)	(34,178)	(42,705)	(65,266)	(34,419)	(5,513)

Ending units	476,535	169,459	70,887	74,433	18,430	59,681	29,450	26,221

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAGTS		JAGTS2		JAIGS		JAIGS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(232)	(280)	(430)	(404)	318	(866)	8,816	(8,604)
Realized gain (loss) on investments	116	644	(17,039)	11,104	12,139	40,906	(12,418)	103,663
Change in unrealized gain (loss) on investments	(8,568)	3,965	(3,876)	(5,792)	(34,480)	(22,642)	(437,546)	96,691
Reinvested capital gains	-	-	-	-	3,749	-	93,246	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,684)	4,329	(21,345)	4,908	(18,274)	17,398	(347,902)	191,750

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	42	-	-	11,695	-
Transfers between funds	-	-	44,065	40,136	(12,073)	(1,163)	(48,688)	155,697
Redemptions (note 3)	(6,458)	(4,883)	(87,527)	(1,323)	(7,949)	(64,803)	(363,704)	(101,722)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	(1)	-	(14)	5	(3)	(16)	(10)

Net equity transactions	(6,462)	(4,884)	(43,462)	38,841	(20,017)	(65,969)	(400,713)	53,965

Net change in contract owners’ equity	(15,146)	(555)	(64,807)	43,749	(38,291)	(48,571)	(748,615)	245,715
Contract owners’ equity beginning of period	23,930	24,485	81,811	38,062	51,894	100,465	967,404	721,689

Contract owners’ equity end of period	$8,784	23,930	17,004	81,811	13,603	51,894	218,789	967,404

CHANGES IN UNITS:
Beginning units	4,946	6,069	5,722	3,194	3,247	7,930	33,972	31,985
Units purchased	-	-	8,464	12,959	-	-	6,659	17,989
Units redeemed	(1,658)	(1,123)	(12,035)	(10,431)	(1,439)	(4,683)	(24,317)	(16,002)

Ending units	3,288	4,946	2,151	5,722	1,808	3,247	16,314	33,972

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JPMCVP		AMTB		GEM3		GVGU

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(608)	3,542	45,402	61,763	1,090	(7,059)	5,522	4,406
Realized gain (loss) on investments	590	240,299	(98,260)	(17,257)	(47,778)	65,849	(18,932)	22,104
Change in unrealized gain (loss) on investments	(78,569)	(205,677)	(341,343)	105,460	(1,582,345)	172,184	(139,731)	(41,175)
Reinvested capital gains	12,184	71,808	-	-	356,108	108,272	4,310	88,038

Net increase (decrease) in contract owners’ equity resulting from operations	(66,403)	109,972	(394,201)	149,966	(1,272,925)	339,246	(148,831)	73,373

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	56,300	4,912	54,449	2,558	-	-
Transfers between funds	(7,522)	(1,468,411)	(2,297,748)	422,324	1,366,880	272,880	54,492	7,981
Redemptions (note 3)	(4,297)	(26,933)	(465,401)	(491,933)	(496,010)	(114,750)	(137,324)	(52,860)
Annuity benefits	-	-	(245)	(264)	-	-	-	-
Adjustments to maintain reserves	(9)	(9)	57	5	(142)	(47)	(15)	7

Net equity transactions	(11,828)	(1,495,353)	(2,707,037)	(64,956)	925,177	160,641	(82,847)	(44,872)

Net change in contract owners’ equity	(78,231)	(1,385,381)	(3,101,238)	85,010	(347,748)	499,887	(231,678)	28,501
Contract owners’ equity beginning of period	204,390	1,589,771	4,665,947	4,580,937	1,221,580	721,693	471,003	442,502

Contract owners’ equity end of period	$126,159	204,390	1,564,709	4,665,947	873,832	1,221,580	239,325	471,003

CHANGES IN UNITS:
Beginning units	14,361	112,774	339,053	343,659	33,293	28,211	20,692	23,063
Units purchased	-	-	10,885	70,615	53,555	12,743	5,347	3,750
Units redeemed	(894)	(98,413)	(216,805)	(75,221)	(29,540)	(7,661)	(10,139)	(6,121)

Ending units	13,467	14,361	133,133	339,053	57,308	33,293	15,900	20,692

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GIG3		GEF3		GVGFS		GBF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,724)	(13,277)	(300)	(1,090)	536	368	106,009	168,762
Realized gain (loss) on investments	(100,640)	125,674	(7,339)	12,391	(31,727)	(6,935)	69,202	(179,605)
Change in unrealized gain (loss) on investments	(1,627,268)	(85,977)	(25,250)	2,812	(19,704)	(2,129)	41,100	315,078
Reinvested capital gains	351,406	35,399	7,355	-	-	11,008	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,379,226)	61,819	(25,534)	14,113	(50,895)	2,312	216,311	304,235

Equity transactions:
Purchase payments received from contract owners (note 3)	30,339	143,739	-	-	-	-	49,882	233,317
Transfers between funds	62,896	2,797,518	(25,492)	39,415	66,490	(150,049)	(593,923)	(968,126)
Redemptions (note 3)	(199,187)	(316,666)	(356)	(12,241)	(5,261)	(42,561)	(698,967)	(1,258,394)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(35)	15	(1)	21	2	(15)	(4)	(19)

Net equity transactions	(105,987)	2,624,606	(25,849)	27,195	61,231	(192,625)	(1,243,012)	(1,993,222)

Net change in contract owners’ equity	(1,485,213)	2,686,425	(51,383)	41,308	10,336	(190,313)	(1,026,701)	(1,688,987)
Contract owners’ equity beginning of period	3,024,430	338,005	74,606	33,298	55,631	245,944	4,752,474	6,441,461

Contract owners’ equity end of period	$1,539,217	3,024,430	23,223	74,606	65,967	55,631	3,725,773	4,752,474

CHANGES IN UNITS:
Beginning units	123,125	17,241	3,742	1,974	3,078	13,259	292,196	418,204
Units purchased	16,523	126,609	2,278	8,953	7,463	2,587	76,290	75,548
Units redeemed	(21,811)	(20,725)	(3,897)	(7,185)	(3,655)	(12,768)	(152,702)	(201,556)

Ending units	117,837	123,125	2,123	3,742	6,886	3,078	215,784	292,196

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	CAF		GVGHS		GVIDA		GVIDC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(5,812)	(9,591)	(2,074)	(2,833)	2,013	783	8,450	7,661
Realized gain (loss) on investments	56,441	106,021	(12,893)	5,563	(109)	382	(1,276)	3,598
Change in unrealized gain (loss) on investments	(287,437)	23,702	(58,801)	13,738	(163,692)	291	(47,024)	(3,633)
Reinvested capital gains	-	-	13,993	3,978	48,677	5,011	7,513	4,690

Net increase (decrease) in contract owners’ equity resulting from operations	(236,808)	120,132	(59,775)	20,446	(113,111)	6,467	(32,337)	12,316

Equity transactions:
Purchase payments received from contract owners (note 3)	1,666	4,161	-	-	-	-	-	-
Transfers between funds	(43,887)	(104,550)	(6,737)	65,205	156,931	7,178	(13,745)	101,597
Redemptions (note 3)	(109,058)	(97,055)	(12,006)	(47,390)	(57)	(32)	(26,395)	(6,586)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	20	(13)	20	(21)	(8)	(3)	(1)	5

Net equity transactions	(151,259)	(197,457)	(18,723)	17,794	156,866	7,143	(40,141)	95,016

Net change in contract owners’ equity	(388,067)	(77,325)	(78,498)	38,240	43,755	13,610	(72,478)	107,332
Contract owners’ equity beginning of period	710,397	787,722	214,943	176,703	163,677	150,067	481,445	374,113

Contract owners’ equity end of period	$322,330	710,397	136,445	214,943	207,432	163,677	408,967	481,445

CHANGES IN UNITS:
Beginning units	52,667	68,796	15,036	13,792	10,660	10,205	40,024	32,297
Units purchased	294	3,501	7,116	7,802	11,353	457	1,268	23,698
Units redeemed	(13,399)	(19,630)	(9,198)	(6,558)	(307)	(2)	(4,582)	(15,971)

Ending units	39,562	52,667	12,954	15,036	21,706	10,660	36,710	40,024

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM		GVDMA		GVDMC		BF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$13,778	15,497	8,276	5,674	8,320	9,922	-	64
Realized gain (loss) on investments	(9,263)	30,632	5,751	27,143	(781)	20,146	-	782
Change in unrealized gain (loss) on investments	(391,104)	(24,931)	(393,858)	(22,425)	(104,790)	(24,107)	-	(496)
Reinvested capital gains	90,245	19,342	86,431	12,512	20,864	19,954	-	191

Net increase (decrease) in contract owners’ equity resulting from operations	(296,344)	40,540	(293,400)	22,904	(76,387)	25,915	-	541

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	697	960	-	-	-	-
Transfers between funds	(76,300)	280,087	206,409	196,094	(44,711)	(7,199)	-	(5,574)
Redemptions (note 3)	(260,425)	(39,576)	(85,740)	(94,880)	(14,074)	(10,248)	-	(1,741)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	7	(3)	(17)	(11)	17	-	(1)

Net equity transactions	(336,724)	240,518	121,363	102,157	(58,796)	(17,430)	-	(7,316)

Net change in contract owners’ equity	(633,068)	281,058	(172,037)	125,061	(135,183)	8,485	-	(6,775)
Contract owners’ equity beginning of period	1,395,034	1,113,976	812,212	687,151	584,917	576,432	-	6,775

Contract owners’ equity end of period	$761,966	1,395,034	640,175	812,212	449,734	584,917	-	-

CHANGES IN UNITS:
Beginning units	102,119	84,904	55,166	48,820	45,273	46,542	-	566
Units purchased	3,396	29,766	16,469	14,063	9,140	14,373	-	972
Units redeemed	(31,823)	(12,551)	(7,326)	(7,717)	(12,836)	(15,642)	-	(1,538)

Ending units	73,692	102,119	64,309	55,166	41,577	45,273	-	-

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SGRF		MCIF		SAM		GVDIV3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,458)	(4,469)	(10,434)	(6,528)	50,339	275,343	3,636	26,582
Realized gain (loss) on investments	(36,377)	47,470	(155,984)	212,272	-	-	(328,203)	121,604
Change in unrealized gain (loss) on investments	(58,574)	(26,268)	(1,714,291)	(210,720)	-	-	(342,094)	(191,758)
Reinvested capital gains	-	-	247,122	142,698	-	-	124,397	282,807

Net increase (decrease) in contract owners’ equity resulting from operations	(97,409)	16,733	(1,633,587)	137,722	50,339	275,343	(542,264)	239,235

Equity transactions:
Purchase payments received from contract owners (note 3)	3,638	1,005	30,175	175,198	1,164,539	201,398	-	2,877
Transfers between funds	(81,664)	63,257	(1,090,191)	1,905,360	2,494,544	8,446,077	(323,248)	(3,046,314)
Redemptions (note 3)	(18,035)	(92,908)	(588,088)	(736,940)	(8,959,581)	(3,381,155)	(94,342)	(257,751)
Annuity benefits	-	-	(38)	(46)	(48)	(46)	-	-
Adjustments to maintain reserves	8	(8)	-	(12)	158	219	9	(45)

Net equity transactions	(96,053)	(28,654)	(1,648,142)	1,343,560	(5,300,388)	5,266,493	(417,581)	(3,301,233)

Net change in contract owners’ equity	(193,462)	(11,921)	(3,281,729)	1,481,282	(5,250,049)	5,541,836	(959,845)	(3,061,998)
Contract owners’ equity beginning of period	272,998	284,919	5,965,853	4,484,571	12,191,265	6,649,429	1,281,046	4,343,044

Contract owners’ equity end of period	$79,536	272,998	2,684,124	5,965,853	6,941,216	12,191,265	321,201	1,281,046

CHANGES IN UNITS:
Beginning units	40,159	45,025	367,570	292,850	940,769	529,849	57,900	199,103
Units purchased	10,545	42,026	52,742	164,974	1,033,858	1,687,345	6,076	2,132
Units redeemed	(28,672)	(46,892)	(156,201)	(90,254)	(1,442,065)	(1,276,425)	(36,526)	(143,335)

Ending units	22,032	40,159	264,111	367,570	532,562	940,769	27,450	57,900

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCGF		SCVF		SCF		TRF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(585)	(2,193)	(4,699)	(12,961)	(17,346)	(61,087)	(1,283)	(9,268)
Realized gain (loss) on investments	(13,452)	20,386	(291,145)	198,518	(346,173)	134,847	16,805	173,324
Change in unrealized gain (loss) on investments	(12,045)	(2,559)	(207,269)	(638,907)	(1,400,223)	(550,926)	(1,026,368)	(121,878)
Reinvested capital gains	-	-	-	298,082	535,565	567,894	241,928	100,032

Net increase (decrease) in contract owners’ equity resulting from operations	(26,082)	15,634	(503,113)	(155,268)	(1,228,177)	90,728	(768,918)	142,210

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	40,579	14,676	16,376	7,305	1,197	1,075
Transfers between funds	(30,489)	(17,210)	(200,855)	(764,657)	(287,713)	(513,466)	(181,677)	(30,201)
Redemptions (note 3)	(7,319)	(111,787)	(309,429)	(453,331)	(417,785)	(639,772)	(162,337)	(358,954)
Annuity benefits	-	-	(34)	(42)	(35)	(46)	-	-
Adjustments to maintain reserves	1	(7)	(4)	(10)	(20)	(17)	10	10

Net equity transactions	(37,807)	(129,004)	(469,743)	(1,203,364)	(689,177)	(1,145,996)	(342,807)	(388,070)

Net change in contract owners’ equity	(63,889)	(113,370)	(972,856)	(1,358,632)	(1,917,354)	(1,055,268)	(1,111,725)	(245,860)
Contract owners’ equity beginning of period	79,934	193,304	1,990,263	3,348,895	3,711,089	4,766,357	1,976,513	2,222,373

Contract owners’ equity end of period	$16,045	79,934	1,017,407	1,990,263	1,793,735	3,711,089	864,788	1,976,513

CHANGES IN UNITS:
Beginning units	9,930	25,971	96,828	149,493	115,928	149,854	92,540	110,923
Units purchased	3,880	4,110	17,378	3,152	9,999	3,171	358	317
Units redeemed	(10,035)	(20,151)	(40,181)	(55,817)	(33,941)	(37,097)	(22,599)	(18,700)

Ending units	3,775	9,930	74,025	96,828	91,986	115,928	70,299	92,540

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVUSL		GGTC3		GVUGL		EIF2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,148)	(14,017)	(168)	(394)	(755)	(1,192)	1,131	(1,040)
Realized gain (loss) on investments	(79,616)	(5,111)	(8,621)	11,515	(3,864)	8,471	(80,864)	20,401
Change in unrealized gain (loss) on investments	(593,563)	63,363	(118)	(6,734)	(29,913)	4,669	(205,556)	(100,869)
Reinvested capital gains	-	68,011	891	-	10,768	-	7,495	42,161

Net increase (decrease) in contract owners’ equity resulting from operations	(674,327)	112,246	(8,016)	4,387	(23,764)	11,948	(277,794)	(39,347)

Equity transactions:
Purchase payments received from contract owners (note 3)	29	-	-	25	513	-	13,284	4,750
Transfers between funds	1,179,582	(2,238,472)	(7,673)	28,308	28,360	13,089	(237,919)	78,310
Redemptions (note 3)	(242,416)	(31,600)	(522)	(50,559)	(13,064)	(54,605)	(37,945)	(167,598)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	(28)	(9)	1	3	(18)	(13)	8

Net equity transactions	937,196	(2,270,100)	(8,204)	(22,225)	15,812	(41,534)	(262,593)	(84,530)

Net change in contract owners’ equity	262,869	(2,157,854)	(16,220)	(17,838)	(7,952)	(29,586)	(540,387)	(123,877)
Contract owners’ equity beginning of period	418,308	2,576,162	21,907	39,745	43,973	73,559	890,925	1,014,802

Contract owners’ equity end of period	$681,177	418,308	5,687	21,907	36,021	43,973	350,538	890,925

CHANGES IN UNITS:
Beginning units	25,240	170,879	1,540	3,309	2,472	4,989	70,608	77,187
Units purchased	76,017	21,923	1,572	2,544	2,406	4,713	2,639	14,022
Units redeemed	(17,943)	(167,562)	(2,323)	(4,313)	(1,380)	(7,230)	(28,344)	(20,601)

Ending units	83,314	25,240	789	1,540	3,498	2,472	44,903	70,608

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSBF		AMTG		AMGP		AMTP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$38,620	39,096	(11,320)	(15,095)	(2,788)	(5,451)	(22,419)	(43,149)
Realized gain (loss) on investments	(242,170)	17,195	111,941	97,908	(987)	69,020	(243,648)	174,075
Change in unrealized gain (loss) on investments	(4,250)	(15,074)	(506,866)	111,956	(149,207)	(34,839)	(1,500,900)	(195,172)
Reinvested capital gains	20,376	50	-	-	12,100	-	338,126	315,991

Net increase (decrease) in contract owners’ equity resulting from operations	(187,424)	41,267	(406,245)	194,769	(140,882)	28,730	(1,428,841)	251,745

Equity transactions:
Purchase payments received from contract owners (note 3)	2,917	3,257	18,543	(4)	-	3,616	25,642	39,538
Transfers between funds	(229,835)	107,591	(132,061)	46,742	5,090	(74,351)	(134,193)	(15,504)
Redemptions (note 3)	(110,579)	(344,088)	(87,611)	(126,199)	(42,127)	(95,761)	(463,859)	(505,558)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	10	5	15	12	8	(11)	(11)	(34)

Net equity transactions	(337,487)	(233,235)	(201,114)	(79,449)	(37,029)	(166,507)	(572,421)	(481,558)

Net change in contract owners’ equity	(524,911)	(191,968)	(607,359)	115,320	(177,911)	(137,777)	(2,001,262)	(229,813)
Contract owners’ equity beginning of period	1,596,118	1,788,086	1,072,390	957,070	375,110	512,887	3,122,550	3,352,363

Contract owners’ equity end of period	$1,071,207	1,596,118	465,031	1,072,390	197,199	375,110	1,121,288	3,122,550

CHANGES IN UNITS:
Beginning units	113,783	131,419	52,064	56,180	27,207	39,366	117,948	136,432
Units purchased	253,264	227,260	4,197	6,153	584	982	4,144	99,594
Units redeemed	(273,360)	(244,896)	(15,583)	(10,269)	(4,663)	(13,141)	(31,812)	(118,078)

Ending units	93,687	113,783	40,678	52,064	23,128	27,207	90,280	117,948

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMSRS		OVMS		OVGR		OVB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$491	(1,445)	22,620	25,966	(11,566)	(16,864)	88,980	126,753
Realized gain (loss) on investments	1,990	3,050	(51,019)	32,716	53,612	149,303	(73,022)	7,271
Change in unrealized gain (loss) on investments	(41,678)	3,289	(801,109)	(181,155)	(534,288)	30,059	(1,252,860)	(39,755)
Reinvested capital gains	5,093	332	105,426	179,481	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,104)	5,226	(724,082)	57,008	(492,242)	162,498	(1,236,902)	94,269

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	9,250	2,754	2,007	8,526	12,339	11,070
Transfers between funds	(20,613)	(3,249)	(218,766)	(47,608)	(91,460)	(50,646)	726	326,790
Redemptions (note 3)	-	(2,005)	(178,341)	(369,819)	(171,112)	(343,811)	(314,767)	(413,479)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(18)	21	1	19	13	(23)	(3)	(45)

Net equity transactions	(20,631)	(5,233)	(387,856)	(414,654)	(260,552)	(385,954)	(301,705)	(75,664)

Net change in contract owners’ equity	(54,735)	(7)	(1,111,938)	(357,646)	(752,794)	(223,456)	(1,538,607)	18,605
Contract owners’ equity beginning of period	102,104	102,111	1,896,610	2,254,256	1,263,841	1,487,297	3,327,037	3,308,432

Contract owners’ equity end of period	$47,369	102,104	784,672	1,896,610	511,047	1,263,841	1,788,430	3,327,037

CHANGES IN UNITS:
Beginning units	7,237	7,675	89,082	108,288	69,072	91,433	208,583	213,369
Units purchased	-	709	1,155	3,158	1,514	6,317	7,681	26,957
Units redeemed	(1,611)	(1,147)	(24,078)	(22,364)	(18,565)	(28,678)	(29,598)	(31,743)

Ending units	5,626	7,237	66,159	89,082	52,021	69,072	186,666	208,583

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS3		OVGS		OVGI		OVAG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,497	(3,067)	3,498	(3,426)	545	(1,162)	(2,231)	(2,951)
Realized gain (loss) on investments	(79,592)	118,515	290,591	455,905	9,115	46,581	(3,012)	11,127
Change in unrealized gain (loss) on investments	(962,842)	(111,834)	(1,866,629)	(451,606)	(119,951)	(31,656)	(88,932)	2,552
Reinvested capital gains	134,336	134,063	190,274	214,539	15,828	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(904,601)	137,677	(1,382,266)	215,412	(94,463)	13,763	(94,175)	10,728

Equity transactions:
Purchase payments received from contract owners (note 3)	58,089	51,221	-	-	-	15,000	4,103	4,082
Transfers between funds	(121,076)	5,265	(138,937)	(143,499)	(22,476)	26,849	14,446	(2,582)
Redemptions (note 3)	(308,502)	(535,296)	(586,557)	(676,995)	(82,440)	(120,344)	(8,101)	(46,371)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	23	(13)	11	(8)	7	(1)	5	(15)

Net equity transactions	(371,466)	(478,823)	(725,483)	(820,502)	(104,909)	(78,496)	10,453	(44,886)

Net change in contract owners’ equity	(1,276,067)	(341,146)	(2,107,749)	(605,090)	(199,372)	(64,733)	(83,722)	(34,158)
Contract owners’ equity beginning of period	2,422,995	2,764,141	3,842,988	4,448,078	321,885	386,618	176,407	210,565

Contract owners’ equity end of period	$1,146,928	2,422,995	1,735,239	3,842,988	122,513	321,885	92,685	176,407

CHANGES IN UNITS:
Beginning units	105,957	126,662	103,473	125,477	30,870	38,154	27,469	34,356
Units purchased	9,841	10,164	-	-	420	7,512	4,405	2,244
Units redeemed	(30,699)	(30,869)	(24,207)	(22,004)	(11,913)	(14,796)	(3,120)	(9,131)

Ending units	85,099	105,957	79,266	103,473	19,377	30,870	28,754	27,469

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSRG		VWBFR		VWBF		VWEMR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,186)	(4,628)	43,554	22,856	13,390	10,679	(4,640)	(4,366)
Realized gain (loss) on investments	8,996	57,883	(14,587)	(10,109)	(1,006)	(5,196)	(94,041)	81,359
Change in unrealized gain (loss) on investments	(137,766)	(19,332)	(37,789)	19,661	(8,200)	9,359	(334,075)	(34,570)
Reinvested capital gains	-	-	-	-	-	-	154,071	102,858

Net increase (decrease) in contract owners’ equity resulting from operations	(130,956)	33,923	(8,822)	32,408	4,184	14,842	(278,685)	145,281

Equity transactions:
Purchase payments received from contract owners (note 3)	416	1,429	18,124	12	-	(51)	5,355	459
Transfers between funds	(63,395)	(31,924)	(2,200)	(1,709)	-	(6,531)	31,609	(103,328)
Redemptions (note 3)	(12,205)	(136,096)	(139,773)	(60,804)	(14,541)	(50,359)	(39,706)	(140,658)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1)	(20)	9	(19)	11	(6)	5	(15)

Net equity transactions	(75,185)	(166,611)	(123,840)	(62,520)	(14,530)	(56,947)	(2,737)	(243,542)

Net change in contract owners’ equity	(206,141)	(132,688)	(132,662)	(30,112)	(10,346)	(42,105)	(281,422)	(98,261)
Contract owners’ equity beginning of period	430,259	562,947	451,642	481,754	189,604	231,709	422,123	520,384

Contract owners’ equity end of period	$224,118	430,259	318,980	451,642	179,258	189,604	140,701	422,123

CHANGES IN UNITS:
Beginning units	25,661	35,661	37,256	43,006	11,949	15,787	13,822	23,099
Units purchased	55	285	30,589	3,843	-	-	5,600	6,262
Units redeemed	(5,032)	(10,285)	(42,098)	(9,593)	(885)	(3,838)	(6,159)	(15,539)

Ending units	20,684	25,661	25,747	37,256	11,064	11,949	13,263	13,822

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWEM		VWHAR		VWHA		MSEM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(3,049)	(6,799)	(12,649)	(15,943)	(8,360)	(11,491)	4,067	4,634
Realized gain (loss) on investments	64,477	98,566	34,689	141,764	127,879	36,904	(2,099)	1,252
Change in unrealized gain (loss) on investments	(409,642)	(9,072)	(771,496)	130,759	(632,592)	184,602	(15,444)	(4,610)
Reinvested capital gains	149,224	122,147	198,024	138,463	141,319	96,872	2,911	2,484

Net increase (decrease) in contract owners’ equity resulting from operations	(198,990)	204,842	(551,432)	395,043	(371,754)	306,887	(10,565)	3,760

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	83,150	1,239	-	-	-	-
Transfers between funds	(243,135)	(20,528)	(248,908)	58,518	(38,422)	-	(14,417)	-
Redemptions (note 3)	(178,766)	(162,475)	(148,654)	(93,429)	(213,898)	(51,601)	(6,044)	(13,549)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(23)	48	(7)	(43)	(28)	27	(8)	14

Net equity transactions	(421,924)	(182,955)	(314,419)	(33,715)	(252,348)	(51,574)	(20,469)	(13,535)

Net change in contract owners’ equity	(620,914)	21,887	(865,851)	361,328	(624,102)	255,313	(31,034)	(9,775)
Contract owners’ equity beginning of period	688,956	667,069	1,454,958	1,093,630	986,496	731,183	77,034	86,809

Contract owners’ equity end of period	$68,042	688,956	589,107	1,454,958	362,394	986,496	46,000	77,034

CHANGES IN UNITS:
Beginning units	25,254	33,159	44,448	47,846	29,090	30,884	3,929	4,648
Units purchased	-	-	15,775	17,328	-	-	-	-
Units redeemed	(18,068)	(7,905)	(26,343)	(20,726)	(8,962)	(1,794)	(1,129)	(719)

Ending units	7,186	25,254	33,880	44,448	20,128	29,090	2,800	3,929

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSVRE		SVDF		SVOF

	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$52,596	(17,379)	(6,298)	(7,615)	10,427	(29,502)
Realized gain (loss) on investments	(49,749)	840,170	35,717	73,180	17,534	227,885
Change in unrealized gain (loss) on investments	(2,099,867)	(1,984,690)	(260,579)	33,050	(1,668,112)	(502,395)
Reinvested capital gains	1,009,922	386,397	-	-	528,154	490,405

Net increase (decrease) in contract owners’ equity resulting from operations	(1,087,098)	(775,502)	(231,160)	98,615	(1,111,997)	186,393

Equity transactions:
Purchase payments received from contract owners (note 3)	5,937	12,278	186	-	2,822	151
Transfers between funds	(194,877)	(704,800)	159,925	(2,379)	(174,173)	(254,743)
Redemptions (note 3)	(300,512)	(583,845)	(145,861)	(94,832)	(273,312)	(435,717)
Annuity benefits	-	-	-	-	-	-
Adjustments to maintain reserves	(48)	20	30	(6)	23	(10)

Net equity transactions	(489,500)	(1,276,347)	14,280	(97,217)	(444,640)	(690,319)

Net change in contract owners’ equity	(1,576,598)	(2,051,849)	(216,880)	1,398	(1,556,637)	(503,926)
Contract owners’ equity beginning of period	3,189,280	5,241,129	497,379	495,981	3,056,392	3,560,318

Contract owners’ equity end of period	$1,612,682	3,189,280	280,499	497,379	1,499,755	3,056,392

CHANGES IN UNITS:
Beginning units	75,537	101,442	20,057	24,109	105,040	128,573
Units purchased	2,794	5,896	7,890	2,107	1,642	488
Units redeemed	(15,921)	(31,801)	(7,319)	(6,159)	(19,369)	(24,021)

Ending units	62,410	75,537	20,628	20,057	87,313	105,040

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Balanced Fund - Class I (ACVB)

American Century VP - Capital Appreciation Fund - Class I (ACVCA)

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class I (ACVI)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Value Fund - Class I (ACVV)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)

Credit Suisse Trust - International Focus Portfolio (WIEP)

Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - European Equity Portfolio (DVEE)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)

Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)

Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the JPMorgan Series Trust II;

JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)*

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International

    Growth Fund - Class I)*

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3) (formerly Gartmore International

    Growth Fund - Class III)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)

Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)*

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value

    Fund - Class III)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and

    Communications Fund - Class I)*

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and

    Communications Fund - Class III)

Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)

Nationwide VIT - Van Kampen Comstock Value Fund - Class II (EIF2)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

Strong Variable Insurance Funds, Inc. - Strong International Stock Fund II (SVIF)*

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Turner GVIT Growth Focus Fund - Class I (TGF)*

Turner GVIT Growth Focus Fund - Class III (TGF3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Bond Fund - Class R1 (VWBFR)

Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Discovery Fund(SM) (SVDF)

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

*	At December 31, 2008 contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.45%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $697,844 and $66,974, respectively, and total transfers from the Account to the fixed account were $726,656 and $28,315, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $193,820 and $6,861 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$86,632,712	0	$86,632,712

Accounts Payable of $228 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

American Century VP - Balanced Fund - Class I (ACVB)
2008	1.45%	65,105	$14.419046	$938,752	2.63%	-21.49%
2007	1.45%	78,435	18.365409	1,440,491	2.23%	3.41%
2006	1.45%	99,945	17.760504	1,775,074	2.02%	8.03%
2005	1.45%	122,320	16.439679	2,010,902	1.87%	3.42%
2004	1.45%	150,372	15.896375	2,390,370	1.64%	8.19%
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
2008	1.45%	35,355	11.014222	389,408	0.00%	-46.97%
2007	1.45%	35,078	20.768284	728,510	0.00%	43.68%
2006	1.45%	33,133	14.454514	478,921	0.00%	15.52%
2005	1.45%	36,737	12.512142	459,659	0.00%	20.30%
2004	1.45%	47,408	10.400815	493,082	0.00%	6.02%
American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	1.45%	66,605	8.526574	567,912	1.99%	-35.54%
2007	1.45%	70,296	13.227012	929,806	2.09%	-1.52%
2006	1.45%	92,692	13.431749	1,245,016	2.61%	15.39%
2005	1.45%	269,493	11.639841	3,136,856	1.76%	3.12%
2004	1.45%	157,305	11.287868	1,775,638	1.37%	11.35%
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	1.45%	145,929	11.179458	1,631,407	4.90%	-3.02%
2007	1.45%	165,645	11.527071	1,909,402	4.47%	7.90%
2006	1.45%	181,152	10.683311	1,935,303	3.13%	0.12%
2005	1.45%	234,776	10.670686	2,505,221	4.28%	0.09%
2004	1.45%	239,977	10.660662	2,558,314	3.25%	4.28%
American Century VP - International Fund - Class I (ACVI)
2008	1.45%	48,762	13.380486	652,459	0.83%	-45.62%
2007	1.45%	57,669	24.607790	1,419,107	0.76%	16.34%
2006	1.45%	76,162	21.152329	1,611,004	1.68%	23.22%
2005	1.45%	92,002	17.166574	1,579,359	1.17%	11.62%
2004	1.45%	108,751	15.379897	1,672,579	0.56%	13.26%
American Century VP - International Fund - Class III (ACVI3)
2008	1.45%	30,768	9.716436	298,955	0.84%	-45.63%
2007	1.45%	30,099	17.869317	537,849	0.78%	16.34%
2006	1.45%	42,134	15.360086	647,182	1.78%	23.22%
2005	1.45%	57,895	12.465763	721,705	1.34%	11.47%
2004	1.45%	60,727	11.183532	679,142	0.78%	13.41%
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	1.45%	4,889	7.054250	34,488	0.00%	-42.33%
2007	1.45%	8,347	12.232300	102,103	0.00%	19.25%
2006	1.45%	185	10.257482	1,898	0.00%	-4.67%
2005	1.45%	3,503	10.760517	37,694	0.00%	0.69%
2004	1.45%	5,280	10.686944	56,427	0.00%	9.07%
American Century VP - Value Fund - Class I (ACVV)
2008	1.45%	113,098	16.578863	1,875,036	2.77%	-27.84%
2007	1.45%	182,233	22.975045	4,186,811	2.08%	-6.52%
2006	1.45%	348,798	24.577872	8,572,713	1.19%	16.94%
2005	1.45%	312,800	21.017877	6,574,392	0.88%	3.52%
2004	1.45%	328,830	20.304154	6,676,615	0.98%	12.68%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
2008	1.45%	7,071	$7.510988	$53,110	1.76%	-47.53%
2007	1.45%	7,603	14.313862	108,828	0.00%	-5.36%
2006	1.45%	7,775	15.124054	117,590	0.00%	11.57%
2005	1.45%	9,514	13.555978	128,972	0.00%	14.47%
2004	1.45%	17,456	11.842876	206,729	0.00%	16.28%
Credit Suisse Trust - International Focus Portfolio (WIEP)
2008	1.45%	44,816	9.351582	419,100	1.71%	-41.89%
2007	1.45%	50,101	16.093212	806,286	1.07%	14.90%
2006	1.45%	60,904	14.006682	853,063	1.01%	16.94%
2005	1.45%	65,522	11.977879	784,815	0.82%	15.74%
2004	1.45%	80,381	10.348838	831,850	0.94%	13.08%
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
2008	1.45%	70,987	8.892371	631,243	0.08%	-35.55%
2007	1.45%	79,114	13.796994	1,091,535	0.00%	-2.28%
2006	1.45%	96,489	14.118860	1,362,315	0.00%	3.25%
2005	1.45%	113,827	13.674136	1,556,486	0.00%	-4.09%
2004	1.45%	140,357	14.256798	2,001,041	0.00%	9.26%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	1.45%	97,754	9.845842	962,470	0.63%	-31.92%
2007	1.45%	62,052	14.461573	897,370	0.39%	-2.10%
2006	1.45%	66,526	14.772279	982,741	0.23%	12.76%
2005	1.45%	33,532	13.101031	439,304	0.00%	5.68%
2004	1.45%	38,055	12.396547	471,751	0.37%	20.12%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	1.45%	392,968	14.119369	5,548,460	1.98%	-38.05%
2007	1.45%	532,637	22.793282	12,140,545	1.68%	3.72%
2006	1.45%	556,906	21.975597	12,238,342	1.61%	13.83%
2005	1.45%	729,791	19.305967	14,089,321	1.56%	3.18%
2004	1.45%	893,047	18.711347	16,710,112	1.72%	9.04%
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	1.45%	104,645	11.032185	1,154,463	1.83%	-30.57%
2007	1.45%	62,065	15.890558	986,247	1.61%	5.57%
2006	1.45%	75,874	15.052035	1,142,058	1.71%	14.79%
2005	1.45%	112,905	13.112310	1,480,445	0.02%	2.87%
2004	1.45%	148,996	12.746646	1,899,199	1.23%	3.52%
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
2008	1.45%	35,328	8.957828	316,462	0.63%	-41.28%
2007	1.45%	43,397	15.254357	661,993	0.75%	6.86%
2006	1.45%	56,052	14.274447	800,111	0.78%	12.86%
2005	1.45%	66,200	12.648293	837,317	1.33%	1.86%
2004	1.45%	88,010	12.417611	1,092,874	1.18%	5.91%
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	1.45%	43,724	10.933978	478,077	4.31%	-8.63%
2007	1.45%	51,912	11.967003	621,231	4.52%	3.85%
2006	1.45%	50,736	11.523629	584,663	3.65%	2.65%
2005	1.45%	50,161	11.226348	563,125	3.85%	-0.17%
2004	1.45%	58,220	11.245176	654,694	3.91%	2.12%
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2008	1.45%	524,592	12.888096	6,760,992	2.18%	-43.49%
2007	1.45%	656,093	22.805849	14,962,758	1.86%	0.05%
2006	1.45%	688,451	22.794382	15,692,815	3.27%	18.46%
2005	1.45%	767,364	19.242890	14,766,301	1.69%	4.33%
2004	1.45%	905,354	18.443394	16,697,801	1.52%	9.91%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
2008	1.45%	200,221	$11.721544	$2,346,899	0.77%	-47.94%
2007	1.45%	247,973	22.513491	5,582,738	0.84%	25.11%
2006	1.45%	293,427	17.994310	5,280,016	0.43%	5.30%
2005	1.45%	423,840	17.087845	7,242,512	0.51%	4.27%
2004	1.45%	534,578	16.388199	8,760,771	0.28%	1.88%
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2008	1.45%	301,750	9.748141	2,941,502	5.92%	-26.07%
2007	1.45%	326,965	13.186247	4,311,441	4.91%	1.29%
2006	1.45%	829,172	13.018599	10,794,658	7.44%	9.63%
2005	1.45%	913,041	11.875192	10,842,537	14.60%	1.22%
2004	1.45%	1,192,562	11.732532	13,991,772	5.56%	8.00%
Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)
2008	1.45%	107,089	10.682967	1,144,028	1.98%	-44.63%
2007	1.45%	140,299	19.294131	2,706,947	3.37%	15.65%
2006	1.45%	137,063	16.683836	2,286,737	0.88%	16.31%
2005	1.45%	136,227	14.343965	1,954,035	0.63%	17.39%
2004	1.45%	154,689	12.218950	1,890,137	0.50%	11.94%
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
2008	1.45%	45,706	12.612804	576,481	2.39%	-44.62%
2007	1.45%	54,969	22.775633	1,251,954	3.34%	15.60%
2006	1.45%	66,548	19.701712	1,311,110	0.87%	16.37%
2005	1.45%	71,947	16.929868	1,218,053	0.67%	17.33%
2004	1.45%	87,648	14.429831	1,264,746	1.24%	11.99%
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
2008	1.45%	166,204	13.731095	2,282,163	2.52%	-29.75%
2007	1.45%	184,558	19.546942	3,607,545	6.03%	13.82%
2006	1.45%	223,190	17.173470	3,832,947	2.64%	5.77%
2005	1.45%	245,278	16.237353	3,982,665	2.66%	2.54%
2004	1.45%	310,573	15.835141	4,917,967	2.78%	3.94%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
2008	1.45%	430,557	19.347405	8,330,161	0.88%	-43.35%
2007	1.45%	580,134	34.152109	19,812,800	0.90%	15.88%
2006	1.45%	684,496	29.472372	20,173,721	1.32%	10.10%
2005	1.45%	663,447	26.768394	17,759,411	0.30%	15.25%
2004	1.45%	783,818	23.226993	18,205,735	0.30%	13.80%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	1.45%	476,535	10.522621	5,014,397	2.00%	-4.75%
2007	1.45%	169,459	11.046997	1,872,013	1.57%	2.69%
2006	1.45%	35,980	10.757370	387,050	3.58%	2.79%
2005	1.45%	30,834	10.465216	322,684	6.34%	0.60%
2004	1.45%	175,411	10.402383	1,824,692	6.70%	2.81%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
2008	1.45%	70,887	5.938967	420,996	0.41%	-55.67%
2007	1.45%	74,433	13.397728	997,233	0.00%	21.39%
2006	1.45%	103,990	11.037184	1,147,757	0.83%	3.93%
2005	1.45%	168,929	10.619831	1,793,997	0.90%	7.32%
2004	1.45%	186,159	9.895768	1,842,186	0.53%	5.64%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	1.45%	18,430	7.528076	138,742	0.32%	-51.89%
2007	1.45%	59,681	15.646148	933,778	0.90%	4.06%
2006	1.45%	29,317	15.035657	440,800	0.48%	14.52%
2005	1.45%	33,536	13.129617	440,315	0.00%	1.07%
2004	1.45%	36,457	12.990391	473,591	0.00%	12.33%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	1.45%	29,450	$6.088939	$179,319	0.01%	-45.12%
2007	1.45%	26,221	11.094806	290,917	0.17%	34.64%
2006	1.45%	24,203	8.240113	199,435	0.11%	7.54%
2005	1.45%	45,354	7.662477	347,524	0.07%	10.93%
2004	1.45%	40,112	6.907528	277,075	0.02%	16.26%
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	1.45%	3,288	2.671442	8,784	0.09%	-44.79%
2007	1.45%	4,946	4.838333	23,930	0.31%	19.92%
2006	1.45%	6,069	4.034488	24,485	0.00%	6.27%
2005	1.45%	13,755	3.796495	52,221	0.00%	9.94%
2004	1.45%	15,898	3.453318	54,901	0.00%	-0.89%
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2008	1.45%	2,151	7.905032	17,004	0.03%	-44.71%
2007	1.45%	5,722	14.297680	81,811	0.42%	19.98%
2006	1.45%	3,194	11.916745	38,062	0.00%	6.38%
2005	1.45%	1,859	11.202161	20,825	0.00%	9.72%
2004	1.45%	10,534	10.210014	107,552	0.00%	-0.63%
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	1.45%	1,808	7.523916	13,603	2.59%	-52.92%
2007	1.45%	3,247	15.982281	51,894	0.47%	26.15%
2006	1.45%	7,930	12.668948	100,465	1.49%	44.51%
2005	1.45%	12,939	8.766834	113,434	0.96%	30.03%
2004	1.45%	14,743	6.741991	99,397	0.78%	16.97%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	1.45%	16,314	13.411091	218,789	2.97%	-52.90%
2007	1.45%	33,972	28.476500	967,404	0.42%	26.21%
2006	1.45%	31,985	22.563352	721,689	2.85%	44.58%
2005	1.45%	8,155	15.606584	127,272	0.72%	30.11%
2004	1.45%	5,975	11.994950	71,670	0.13%	16.99%
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
2008	1.45%	13,467	9.368008	126,159	1.07%	-34.18%
2007	1.45%	14,361	14.232291	204,390	1.59%	0.96%
2006	1.45%	112,774	14.096964	1,589,771	0.51%	15.15%
2005	1.45%	268,485	12.242175	3,286,840	0.16%	7.63%
2004	1.45%	154,934	11.373957	1,762,213	0.00%	13.74%	5/3/2004
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	1.45%	133,133	11.732329	1,561,960	3.01%	-14.68%
2007	1.45%	339,053	13.751675	4,662,547	2.82%	3.24%
2006	1.45%	343,659	13.319560	4,577,387	2.49%	2.70%
2005	1.45%	526,675	12.969996	6,830,973	2.93%	-0.02%
2004	1.45%	531,370	12.973064	6,893,497	5.29%	-0.68%
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	1.45%	57,308	15.247993	873,832	1.54%	-58.44%
2007	1.45%	33,293	36.691806	1,221,580	0.71%	43.43%
2006	1.45%	28,211	25.581976	721,693	0.80%	34.67%
2005	1.45%	25,233	18.996097	479,329	0.47%	30.74%
2004	1.45%	17,353	14.529882	252,137	1.06%	19.01%
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2008	1.45%	15,900	15.051861	239,325	2.98%	-33.87%
2007	1.45%	20,692	22.762571	471,003	2.36%	18.64%
2006	1.45%	23,063	19.186665	442,502	2.47%	35.60%
2005	1.45%	14,528	14.149066	205,558	2.51%	4.94%
2004	1.45%	11,917	13.483151	160,679	1.30%	28.06%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2008	1.45%	117,837	$13.062257	$1,539,217	1.33%	-46.82%
2007	1.45%	123,125	24.563902	3,024,430	0.11%	25.30%
2006	1.45%	17,241	19.604737	338,005	1.27%	31.03%
2005	1.45%	14,944	14.962124	223,594	0.72%	28.29%
2004	1.45%	6,002	11.662449	69,998	1.22%	12.69%
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
2008	1.45%	2,123	10.938534	23,223	0.64%	-45.14%
2007	1.45%	3,742	19.937442	74,606	0.86%	18.19%
2006	1.45%	1,974	16.868480	33,298	0.77%	23.99%
2005	1.45%	2,600	13.604422	35,371	0.26%	17.61%
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
2008	1.45%	6,886	9.579923	65,967	2.14%	-47.00%
2007	1.45%	3,078	18.073774	55,631	1.80%	-2.56%
2006	1.45%	13,259	18.549248	245,944	1.23%	18.60%
2005	1.45%	3,308	15.640613	51,739	1.56%	9.56%
2004	1.45%	10,647	14.275369	151,990	1.82%	19.37%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	1.45%	215,784	17.266214	3,725,773	3.93%	6.16%
2007	1.45%	292,196	16.264677	4,752,474	4.55%	5.60%
2006	1.45%	418,204	15.402677	6,441,461	4.28%	1.85%
2005	1.45%	322,687	15.123362	4,880,112	3.67%	1.77%
2004	1.45%	401,375	14.860282	5,964,546	5.06%	1.76%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	1.45%	39,562	8.147464	322,330	0.27%	-39.60%
2007	1.45%	52,667	13.488463	710,397	0.17%	17.80%
2006	1.45%	68,796	11.450111	787,722	0.04%	4.63%
2005	1.45%	95,090	10.943163	1,040,585	0.08%	4.96%
2004	1.45%	108,784	10.425963	1,134,178	0.29%	6.59%
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	1.45%	12,954	10.533037	136,445	0.29%	-26.32%
2007	1.45%	15,036	14.295226	214,943	0.07%	11.58%
2006	1.45%	13,792	12.811982	176,703	0.00%	1.22%
2005	1.45%	20,675	12.657928	261,703	0.00%	6.86%
2004	1.45%	27,353	11.845780	324,018	0.00%	6.28%
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	1.45%	21,706	9.556444	207,432	2.45%	-37.76%
2007	1.45%	10,660	15.354325	163,677	1.99%	4.41%
2006	1.45%	10,205	14.705289	150,067	2.01%	15.18%
2005	1.45%	12,363	12.767402	157,843	1.76%	6.37%
2004	1.45%	11,456	12.002712	137,503	2.33%	12.37%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	1.45%	36,710	11.140488	408,967	3.40%	-7.39%
2007	1.45%	40,024	12.028901	481,445	2.78%	3.85%
2006	1.45%	32,297	11.583512	374,113	3.30%	4.63%
2005	1.45%	37,627	11.071052	416,570	3.37%	1.81%
2004	1.45%	17,525	10.873912	190,565	2.22%	3.13%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	1.45%	73,692	10.339873	761,966	2.73%	-24.31%
2007	1.45%	102,119	13.660867	1,395,034	2.65%	4.12%
2006	1.45%	84,904	13.120417	1,113,976	2.37%	9.74%
2005	1.45%	68,632	11.955598	820,537	1.85%	3.82%
2004	1.45%	140,586	11.515594	1,618,931	2.05%	7.95%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	1.45%	64,309	$9.954672	$640,175	2.55%	-32.39%
2007	1.45%	55,166	14.723058	812,212	2.19%	4.60%
2006	1.45%	48,820	14.075186	687,151	2.17%	12.88%
2005	1.45%	56,782	12.468670	707,996	2.13%	5.52%
2004	1.45%	52,770	11.815958	623,528	1.87%	10.47%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	1.45%	41,577	10.816900	449,734	3.17%	-16.28%
2007	1.45%	45,273	12.919773	584,917	3.47%	4.32%
2006	1.45%	46,542	12.385198	576,432	2.68%	6.85%
2005	1.45%	47,896	11.590666	555,147	2.53%	2.98%
2004	1.45%	44,092	11.255804	496,291	2.41%	5.61%
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2006	1.45%	566	11.969347	6,775	8.54%	10.63%
2005	1.45%	378	10.819661	4,090	2.11%	1.06%
2004	1.45%	79	10.706180	846	3.31%	7.06%	5/3/2004
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	1.45%	22,032	3.610007	79,536	0.00%	-46.90%
2007	1.45%	40,159	6.797920	272,998	0.00%	7.43%
2006	1.45%	45,025	6.328025	284,919	0.00%	8.32%
2005	1.45%	239,269	5.842070	1,397,826	0.00%	8.16%
2004	1.45%	705,062	5.401548	3,808,426	0.00%	13.67%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	1.45%	264,111	10.161581	2,683,785	1.21%	-37.39%
2007	1.45%	367,570	16.228967	5,965,281	1.32%	5.99%
2006	1.45%	292,850	15.311560	4,483,990	1.24%	8.30%
2005	1.45%	251,452	14.138070	3,555,046	0.96%	10.48%
2004	1.45%	274,799	12.797149	3,516,644	0.50%	14.05%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	1.45%	532,562	13.032564	6,940,648	2.04%	0.57%
2007	1.45%	940,769	12.958196	12,190,669	4.27%	3.26%
2006	1.45%	529,849	12.548494	6,648,807	5.86%	3.02%
2005	1.45%	463,511	12.180792	5,645,931	3.93%	1.18%
2004	1.45%	565,009	12.038328	6,801,764	1.02%	-0.65%
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	1.45%	27,450	11.701327	321,201	1.85%	-47.11%
2007	1.45%	57,900	22.125147	1,281,046	2.84%	1.43%
2006	1.45%	199,103	21.813054	4,343,044	2.33%	20.97%
2005	1.45%	55,229	18.031528	995,863	1.89%	10.43%
2004	1.45%	102,424	16.327943	1,672,373	2.13%	18.52%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	1.45%	3,775	4.250388	16,045	0.00%	-47.20%
2007	1.45%	9,930	8.049711	79,934	0.00%	8.15%
2006	1.45%	25,971	7.443078	193,304	0.00%	1.71%
2005	1.45%	51,769	7.317634	378,827	0.00%	6.53%
2004	1.45%	46,476	6.869210	319,253	0.00%	11.77%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	1.45%	74,025	13.739933	1,017,099	1.09%	-33.14%
2007	1.45%	96,828	20.549607	1,989,777	1.03%	-8.25%
2006	1.45%	149,493	22.397866	3,348,324	0.43%	15.60%
2005	1.45%	189,246	19.375725	3,666,778	0.05%	1.58%
2004	1.45%	287,125	19.073856	5,476,581	0.00%	15.60%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	1.45%	91,986	$19.496584	$1,793,413	0.80%	-39.09%
2007	1.45%	115,928	32.007206	3,710,531	0.08%	0.64%
2006	1.45%	149,854	31.802683	4,765,759	0.09%	10.42%
2005	1.45%	252,760	28.802031	7,280,001	0.00%	10.69%
2004	1.45%	275,366	26.019616	7,164,918	0.00%	17.30%
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	1.45%	70,299	12.301572	864,788	1.36%	-42.40%
2007	1.45%	92,540	21.358476	1,976,513	1.05%	6.60%
2006	1.45%	110,923	20.035277	2,222,373	1.05%	11.98%
2005	1.45%	139,603	17.891041	2,497,643	0.88%	5.89%
2004	1.45%	164,622	16.896149	2,781,478	1.20%	8.16%
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
2008	1.45%	83,314	8.176016	681,177	1.31%	-50.67%
2007	1.45%	25,240	16.573218	418,308	0.33%	9.93%
2006	1.45%	170,879	15.075943	2,576,162	0.11%	14.44%
2005	1.45%	14,345	13.173172	188,969	1.65%	8.71%
2004	1.45%	5,547	12.118224	67,220	0.25%	17.05%
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2004	1.45%	1,086	3.001143	3,259	0.00%	2.80%
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	1.45%	789	7.207307	5,687	0.00%	-49.33%
2007	1.45%	1,540	14.225227	21,907	0.00%	18.43%
2006	1.45%	3,309	12.011106	39,745	0.00%	9.48%
2005	1.45%	2,178	10.971442	23,896	0.00%	-1.95%
2004	1.45%	5,411	11.189794	60,548	0.00%	2.77%
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
2008	1.45%	3,498	10.297530	36,021	0.00%	-42.11%
2007	1.45%	2,472	17.788467	43,973	0.00%	20.65%
2006	1.45%	4,989	14.744172	73,559	0.20%	-1.73%
2005	1.45%	10,621	15.003694	159,354	0.00%	10.37%
2004	1.45%	5,447	13.593864	74,046	0.00%	10.82%
Nationwide VIT - Van Kampen Comstock Value Fund - Class II (EIF2)
2008	1.45%	44,903	7.806567	350,538	1.60%	-38.13%
2007	1.45%	70,608	12.617905	890,925	1.57%	-4.03%
2006	1.45%	77,187	13.147317	1,014,802	1.56%	13.89%
2005	1.45%	20,415	11.543990	235,671	1.29%	2.45%
2004	1.45%	17,747	11.268116	199,975	0.81%	12.68%	5/3/2004
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	1.45%	93,687	11.433893	1,071,207	4.94%	-18.49%
2007	1.45%	113,783	14.027738	1,596,118	3.57%	3.10%
2006	1.45%	131,419	13.605994	1,788,086	4.50%	3.32%
2005	1.45%	190,188	13.168507	2,504,492	8.04%	0.70%
2004	1.45%	45,411	13.076645	593,824	5.15%	4.99%
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
2008	1.45%	40,678	11.432003	465,031	0.00%	-44.50%
2007	1.45%	52,064	20.597538	1,072,390	0.00%	20.91%
2006	1.45%	56,180	17.035779	957,070	0.00%	12.42%
2005	1.45%	61,567	15.153906	932,981	0.00%	11.86%
2004	1.45%	73,596	13.547460	997,039	0.00%	14.91%
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	1.45%	23,128	8.526399	197,199	0.56%	-38.16%
2007	1.45%	27,207	13.787250	375,110	0.23%	5.82%
2006	1.45%	39,366	13.028676	512,887	0.63%	11.74%
2005	1.45%	52,925	11.660073	617,109	0.15%	6.82%
2004	1.45%	64,337	10.915208	702,252	0.05%	14.14%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	1.45%	90,280	$12.420117	$1,121,288	0.47%	-53.09%
2007	1.45%	117,948	26.473952	3,122,550	0.62%	7.74%
2006	1.45%	136,432	24.571680	3,352,363	1.08%	10.62%
2005	1.45%	158,825	22.213117	3,527,998	0.98%	16.34%
2004	1.45%	166,664	19.093334	3,182,171	0.01%	17.25%
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	1.45%	5,626	8.419686	47,369	2.14%	-40.32%
2007	1.45%	7,237	14.108638	102,104	0.09%	6.04%
2006	1.45%	7,675	13.304427	102,111	0.18%	12.06%
2005	1.45%	6,115	11.872740	72,602	0.00%	5.31%
2004	1.45%	1,613	11.273853	18,185	0.00%	12.74%	5/3/2004
Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
2008	1.45%	66,159	11.860391	784,672	3.01%	-44.29%
2007	1.45%	89,082	21.290607	1,896,610	2.77%	2.27%
2006	1.45%	108,288	20.817230	2,254,256	2.09%	9.54%
2005	1.45%	135,088	19.004469	2,567,276	1.84%	2.39%
2004	1.45%	159,157	18.561448	2,954,184	1.04%	8.51%
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	1.45%	52,021	9.823861	511,047	0.16%	-46.31%
2007	1.45%	69,072	18.297446	1,263,841	0.25%	12.49%
2006	1.45%	91,433	16.266524	1,487,297	0.45%	6.39%
2005	1.45%	156,848	15.289921	2,398,194	0.97%	3.58%
2004	1.45%	209,053	14.761593	3,085,955	0.33%	5.39%
Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
2008	1.45%	186,666	9.580908	1,788,430	4.60%	-39.93%
2007	1.45%	208,583	15.950661	3,327,037	5.32%	2.87%
2006	1.45%	213,369	15.505684	3,308,432	5.54%	3.76%
2005	1.45%	272,535	14.944308	4,072,847	5.40%	1.10%
2004	1.45%	318,093	14.781171	4,701,787	4.61%	3.96%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	1.45%	85,099	13.477578	1,146,928	1.63%	-41.06%
2007	1.45%	105,957	22.867724	2,422,995	1.42%	4.79%
2006	1.45%	126,662	21.822967	2,764,141	1.44%	15.99%
2005	1.45%	314,061	18.815041	5,909,071	0.56%	12.68%
2004	1.45%	135,973	16.697062	2,270,350	1.06%	17.47%
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	1.45%	79,266	21.891341	1,735,239	1.57%	-41.06%
2007	1.45%	103,473	37.140007	3,842,988	1.42%	4.77%
2006	1.45%	125,477	35.449353	4,448,078	1.02%	15.99%
2005	1.45%	142,651	30.562360	4,359,751	1.00%	12.66%
2004	1.45%	170,829	27.129075	4,634,433	1.22%	17.44%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	1.45%	19,377	6.322607	122,513	1.68%	-39.36%
2007	1.45%	30,870	10.427113	321,885	1.22%	2.90%
2006	1.45%	38,154	10.133095	386,618	1.13%	13.36%
2005	1.45%	51,965	8.938712	464,500	1.50%	4.44%
2004	1.45%	77,021	8.558380	659,175	0.88%	7.87%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	1.45%	28,754	3.223391	92,685	0.00%	-49.81%
2007	1.45%	27,469	6.422032	176,407	0.00%	4.78%
2006	1.45%	34,356	6.128929	210,565	0.00%	1.47%
2005	1.45%	62,514	6.040334	377,605	0.00%	10.70%
2004	1.45%	61,677	5.456321	336,530	0.00%	18.04%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	1.45%	20,684	$10.835344	$224,118	0.75%	-35.38%
2007	1.45%	25,661	16.767038	430,259	0.58%	6.21%
2006	1.45%	35,661	15.786056	562,947	0.10%	7.62%
2005	1.45%	43,283	14.668118	634,880	0.00%	2.12%
2004	1.45%	65,088	14.363971	934,922	0.37%	4.67%
Van Eck Worldwide Insurance Trust - Bond Fund - Class R1 (VWBFR)
2008	1.45%	25,747	12.389033	318,980	9.15%	2.20%
2007	1.45%	37,256	12.122663	451,642	6.30%	8.22%
2006	1.45%	43,006	11.202009	481,754	7.90%	4.86%
2005	1.45%	39,097	10.683094	417,677	7.47%	-4.51%
2004	1.45%	46,939	11.188102	525,158	0.00%	11.88%	5/3/2004
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
2008	1.45%	11,064	16.201891	179,258	8.68%	2.11%
2007	1.45%	11,949	15.867794	189,604	6.48%	8.11%
2006	1.45%	15,787	14.677199	231,709	9.27%	4.94%
2005	1.45%	23,563	13.986177	329,556	8.20%	-4.43%
2004	1.45%	34,491	14.635162	504,781	11.91%	7.57%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
2008	1.45%	13,263	10.608521	140,701	0.00%	-65.26%
2007	1.45%	13,822	30.539927	422,123	0.55%	35.56%
2006	1.45%	23,099	22.528407	520,384	0.62%	37.52%
2005	1.45%	16,193	16.382210	265,277	0.55%	29.96%
2004	1.45%	9,898	12.605738	124,772	0.00%	26.06%	5/3/2004
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	1.45%	7,186	9.468655	68,042	0.00%	-65.29%
2007	1.45%	25,254	27.281053	688,956	0.46%	35.61%
2006	1.45%	33,159	20.117283	667,069	0.58%	37.48%
2005	1.45%	41,290	14.633358	604,211	0.84%	30.09%
2004	1.45%	51,914	11.248720	583,966	0.62%	24.07%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
2008	1.45%	33,880	17.388052	589,107	0.38%	-46.88%
2007	1.45%	44,448	32.733939	1,454,958	0.11%	43.21%
2006	1.45%	47,846	22.857287	1,093,630	0.07%	22.74%
2005	1.45%	46,326	18.623055	862,732	0.18%	49.43%
2004	1.45%	19,204	12.463044	239,340	0.00%	24.63%	5/3/2004
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	1.45%	20,128	18.004453	362,394	0.34%	-46.91%
2007	1.45%	29,090	33.911867	986,496	0.12%	43.24%
2006	1.45%	30,884	23.675154	731,183	0.07%	22.69%
2005	1.45%	36,153	19.296380	697,622	0.42%	49.48%
2004	1.45%	64,606	12.908969	833,997	0.30%	22.43%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	1.45%	2,800	16.428423	46,000	7.54%	-16.21%
2007	1.45%	3,929	19.606620	77,034	7.10%	4.98%
2006	1.45%	4,648	18.676669	86,809	7.60%	9.21%
2005	1.45%	8,193	17.102387	140,120	7.11%	10.63%
2004	1.45%	17,197	15.459386	265,855	15.59%	8.47%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	1.45%	62,410	25.840126	1,612,682	3.38%	-38.80%
2007	1.45%	75,537	42.221432	3,189,280	1.17%	-18.28%
2006	1.45%	101,442	51.666261	5,241,129	1.11%	36.05%
2005	1.45%	123,771	37.975667	4,700,286	1.18%	15.36%
2004	1.45%	146,161	32.919360	4,811,527	1.49%	34.42%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Wells Fargo AVT - Discovery Fund(SM) (SVDF)
2008	1.45%	20,628	$13.597964	$280,499	0.00%	-45.17%
2007	1.45%	20,057	24.798275	497,379	0.00%	20.54%
2006	1.45%	24,109	20.572455	495,981	0.00%	12.99%
2005	1.45%	30,263	18.207932	551,027	0.00%	6.71%
2004	1.45%	36,644	17.063457	625,273	0.00%	14.04%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	1.45%	87,313	17.176766	1,499,755	1.88%	-40.97%
2007	1.45%	105,040	29.097410	3,056,392	0.63%	5.08%
2006	1.45%	128,573	27.691025	3,560,318	0.00%	10.60%
2005	1.45%	146,275	25.037948	3,662,426	0.00%	6.33%
2004	1.45%	171,897	23.548486	4,047,914	0.00%	16.51%

2008	Reserves for annuity contracts in payout phase:			9,235
2008	Contract owners’ equity			$86,632,484
2007	Reserves for annuity contracts in payout phase:			13,273
2007	Contract owners’ equity			$164,671,856
2006	Reserves for annuity contracts in payout phase:			13,622
2006	Contract owners’ equity			$180,295,968
2005	Reserves for annuity contracts in payout phase:			6,783
2005	Contract owners’ equity			$184,550,174
2004	Reserves for annuity contracts in payout phase:			13,369
2004	Contract owners’ equity			$200,024,574
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
^	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-B:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009